Segment Information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Information
Segment Information
Business Segments
The Company operates through the following business segments according to the nature and economic characteristics of our products as well as the manner in which the information is used internally by the Company's key decision maker, who is the Company's Chief Executive Officer.

•	Advanced Engineered Materials
The Company’s Advanced Engineered Materials segment develops, produces and supplies a broad portfolio of high performance specialty polymers for application in automotive, medical and electronics products, as well as other consumer and industrial applications. The Company and its strategic affiliates are a leading participant in the global specialty polymers industry. The primary products of Advanced Engineered Materials are used in a broad range of end-use products including automotive components, medical devices, electronics, appliances, industrial applications, battery separators, conveyor belts, filtration equipment, coatings, electrical applications and products.

•	Consumer Specialties
The Company’s Consumer Specialties segment includes the Acetate Products and Nutrinova businesses, which serve consumer-driven applications. The Acetate Products business and the Nutrinova business are aggregated by the Company into one reportable segment based on similar economic characteristics and similar production processes, classes of customers and selling and distribution practices. The Acetate Products business is a leading producer and supplier of acetate flake, acetate film and acetate tow, primarily used in filter products applications. The Company’s Nutrinova business is a leading international supplier of premium quality ingredients for the food, beverage and pharmaceuticals industries. The Nutrinova business produces and sells Sunett®, high intensity sweeteners, and is one of world's largest producers of food protection ingredients, such as potassium sorbates and sorbic acid.

•	Industrial Specialties
The Company’s Industrial Specialties segment includes the Emulsions and EVA Performance Polymers businesses which are operating segments aggregated by the Company into one reportable segment based on similar products, production processes, classes of customers and selling and distribution practices as well as economic similarities over a normal business cycle. The Company’s Emulsions business is a leading global producer of vinyl acetate-based emulsions and develops products and application technologies to improve performance, create value and drive innovation in applications such as paints and coatings, adhesives, construction, glass fiber, textiles and paper. The EVA Performance Polymers business is a leading North American manufacturer of a full range of low-density polyethylene and specialty ethylene vinyl acetate resins and compounds. EVA Performance Polymers’ products are used in many applications including flexible packaging films, lamination film products, hot melt adhesives, medical products, automotive, carpeting and photovoltaic cells.

•	Acetyl Intermediates
The Company’s Acetyl Intermediates segment produces and supplies acetyl products, including acetic acid, vinyl acetate monomer, acetic anhydride and acetate esters. These products are generally used as starting materials for colorants, paints, adhesives, coatings and medicines. The Acetyl Intermediates segment also produces organic solvents and intermediates for pharmaceutical, agricultural and chemical products.
In November 2010, the Company announced its newly developed advanced technology to produce ethanol. This innovative, new process combines our proprietary and leading acetyl platform with highly advanced manufacturing technology to produce ethanol from hydrocarbon-sourced feedstocks.

•	Other Activities
Other Activities primarily consists of corporate center costs, including financing and administrative activities such as legal, accounting and treasury functions, interest income and expense associated with financing activities of the Company, and the captive insurance companies.
The business segment management reporting and controlling systems are based on the same accounting policies as those described in the summary of significant accounting policies in Note 2.
Sales and revenues related to transactions between business segments are generally recorded at values that approximate third-party selling prices.

	Advanced Engineered Materials	Consumer Specialties		Industrial Specialties	Acetyl Intermediates		Other Activities		Eliminations	Consolidated
	(In $ millions)
	Year Ended December 31, 2012 - As Adjusted (Note 2)
Net sales	1,261	1,186	(1)	1,184	3,231	(1)	—		(444)	6,418
Other (charges) gains, net	(2)	(4)	(2)	—	—		(8)	(2)	—	(14)
Operating profit (loss)	95	251		86	269		(526)		—	175
Equity in net earnings (loss) of affiliates	190	6		—	11		35		—	242
Depreciation and amortization	113	45		55	80		15		—	308
Capital expenditures	51	65		38	169		16		—	339	(3)
	As of December 31, 2012
Goodwill and intangibles, net	372	276		65	229		—		—	942
Total assets	2,703	1,296		963	2,238		1,800		—	9,000
	Year Ended December 31, 2011 - As Adjusted (Note 2)
Net sales	1,298	1,161	(1)	1,223	3,551	(1)	1		(471)	6,763
Other (charges) gains, net	(49)	(3)		—	14		(10)		—	(48)
Operating profit (loss)	79	229		102	458		(466)		—	402
Equity in net earnings (loss) of affiliates	161	2		—	5		24		—	192
Depreciation and amortization	100	44		45	96		13		—	298
Capital expenditures	64	92		71	122		15		—	364	(3)
	As of December 31, 2011
Goodwill and intangibles, net	391	277		54	235		—		—	957
Total assets	2,787	1,154		901	2,035		1,641		—	8,518

	Advanced Engineered Materials		Consumer Specialties		Industrial Specialties		Acetyl Intermediates		Other Activities		Eliminations	Consolidated
	(In $ millions)
	Year Ended December 31, 2010 - As Adjusted (Note 2)
Net sales	1,109		1,098	(1)	1,036		3,082	(1)	2		(409)	5,918
Other (charges) gains, net	31		(76)		25	(4)	(12)		(14)	(4)	—	(46)
Operating profit (loss)	182		163		89		237		(273)		—	398
Equity in net earnings (loss) of affiliates	144		2		—		5		17		—	168
Depreciation and amortization	76	(5)	42		41		117	(5)	11		—	287
Capital expenditures	52		50		55		49		16		—	222	(3)
______________________________

(1)
Net sales for Acetyl Intermediates and Consumer Specialties include inter-segment sales of $440 million and $4 million, respectively, for the year ended December 31, 2012 and $468 million and $3 million, respectively, for the year ended December 31, 2011; and $400 million and $9 million, respectively, for the year ended December 31, 2010.

(2)	Includes $9 million of insurance recoveries received from the Company's captive insurance companies related to the Narrows, Virginia facility that eliminates in consolidation.

(3)
Excludes expenditures related to the relocation of the Company’s POM operations in Germany (Note 27) and includes a decrease in accrued capital expenditures of $22 million for the year ended December 31, 2012 and an increase of $15 million and $21 million for the years ended December 31, 2011 and 2010, respectively.

(4)	Includes $7 million of insurance recoveries received from the Company’s captive insurance companies related to the Edmonton, Alberta, Canada facility that eliminates in consolidation.

(5)
Includes $2 million for Advanced Engineered Materials and $20 million for Acetyl Intermediates for the accelerated amortization of the unamortized prepayment related to a raw material purchase agreement (Note 23).

Geographical Segments
Revenues and noncurrent assets are presented based on the location of the business. The net sales based on the geographic location of the Company’s facilities are as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Net Sales
US	1,811	1,772	1,555
International	4,607	4,991	4,363
Total	6,418	6,763	5,918
International Countries with Significant Net Sales
Germany	2,082	2,328	1,950
China	733	667	596
Singapore	561	722	612
Belgium	504	461	451
Canada	284	323	277
Mexico	257	241	267
Property, plant and equipment, net based on the geographic location of the Company’s facilities is as follows:

	As of December 31,
	2012	2011
	(In $ millions)
Property, Plant and Equipment, Net
US	813	735
International	2,537	2,534
Total	3,350	3,269
International Countries with Significant Property, Plant and Equipment, Net
Germany	1,328	1,394
China	642	573
Singapore	109	112
Belgium	60	53
Canada	148	154
Mexico	128	117